INCOME TAXES RELATING TO CONTINUING OPERATIONS - Schedule of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Loss before income tax	$ (79,969)	$ (122,754)	$ (76,038)
Tax at the domestic rates applicable to profits in the country concerned	(25,773)	(32,554)	(20,321)
Tax effect of expenses that are not deductible for tax purposes	1,480	3,176	9,932
Unrecognized loss carryforwards and deductible temporary differences	24,293	29,378	10,389
Income tax expense	$ 0	$ 0	$ 0